Annual Fund Operating Expenses - First Trust Short Duration Managed Municipal ETF - First Trust Short Duration Managed Municipal ETF	Dec. 01, 2021
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%
Fee Waiver	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	Pursuant to two separate contractual agreements, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.10% and 0.10% of average daily net assets until November 30, 2022. These waiver agreements may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after November 30, 2022.